Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

The following tables present the summarized financial information of the Company’s principal equity investees, Lox Pac, SPHC, Shandong Huayu and SPRC.

	As of December 31,
	2011	2012
	Unaudited	Unaudited

Current assets	$ 54,968	$ 82,231
Non-current assets	17,961	17,381
Current liabilities	(44,870)	(72,389)
Non-current liabilities	(1,156)	(303)

Total shareholders’ equity	$ 26,903	$ 26,920

	Year ended December 31,
	2010	2011	2012
	Unaudited	Unaudited	Unaudited

Net sales	$44,866	$55,727	$57,467
Gross profit	10,457	13,543	13,207
Net loss	(1,347)	(1,360)	(959)